Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Beginning balance	$ 395,806		$ 392,719	$ 391,529
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(1)			(26)
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	1,389
Ending balance	398,471	$ 12,702	395,806	392,719
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0			0
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	0
Actual acquisition of interests in subsidiaries				0
Actual disposal of interests in subsidiaries	0		0
Changes in equities of subsidiaries	0		0	0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paid-in Capital For Associates And Joint Ventures Accounted For Using Equity Method
Beginning balance	(25)		(25)	1
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(1)			(26)
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	0
Actual acquisition of interests in subsidiaries				0
Actual disposal of interests in subsidiaries	0		0
Changes in equities of subsidiaries	0		0	0
Ending balance	(26)		(25)	(25)
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	2,146		2,146	2,138
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0			0
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	630
Actual acquisition of interests in subsidiaries				0
Actual disposal of interests in subsidiaries	2		0
Changes in equities of subsidiaries	2		0	8
Ending balance	2,780		2,146	2,146
Difference between consideration received or paid and carrying amount of subsidiaries net assets during actual disposal or acquisition [Member]
Beginning balance	1,211		987	987
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0			0
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	0
Actual acquisition of interests in subsidiaries				0
Actual disposal of interests in subsidiaries	234		224
Changes in equities of subsidiaries	0		0	0
Ending balance	1,445		1,211	987
Donated capital [Member]
Beginning balance	29		27	25
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0			0
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	0
Actual acquisition of interests in subsidiaries				0
Actual disposal of interests in subsidiaries	0		0
Changes in equities of subsidiaries	0		0	0
Ending balance	31		29	27
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Unclaimed dividend	0		0	0
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0			0
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	0
Actual acquisition of interests in subsidiaries				0
Actual disposal of interests in subsidiaries	0		0
Changes in equities of subsidiaries	0		0	0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	150,054		149,828	149,844
Unclaimed dividend	2		2	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(1)			(26)
Change in additional paid-in capital for not participating in the capital increase of subsidiaries	630
Actual acquisition of interests in subsidiaries				0
Actual disposal of interests in subsidiaries	236		224
Changes in equities of subsidiaries	2		0	8
Ending balance	$ 150,923	$ 4,811	$ 150,054	$ 149,828